Document And Entity Information - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2017	Jan. 31, 2018	Jun. 30, 2017
Document And Entity Information [Abstract]
Entity Registrant Name	FIRST HORIZON NATIONAL CORP
Entity Central Index Key	0000036966
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Document Type	10-K
Document Period End Date	Dec. 31, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Common Stock, Shares Outstanding (shares)		326,833,403
Trading Symbol	FHN
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 4.0